Credit related Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2023
Credit related Commitments and Contingent Liabilities [Abstract]
Disclosure of commitments and contingent liabilities [text block]
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Credit related commitments and contingent liabilities
Irrevocable lending commitments and lending related contingent liabilities
In the normal course of business the Group regularly enters into irrevocable lending commitments, including fronting commitments as well as contingent liabilities consisting of financial and performance guarantees, standby letters of credit and indemnity agreements on behalf of its customers. Under these contracts the Group is required to perform under an obligation agreement or to make payments to the beneficiary based on third party’s failure to meet its obligations. For these instruments it is not known to the Group in detail if, when and to what extent claims will be made. In the event that the Group has to pay out cash in respect of its fronting commitments, the Group would immediately seek reimbursement from the other syndicate lenders. The Group considers all the above instruments in monitoring the credit exposure and may require collateral to mitigate inherent credit risk. If the credit risk monitoring provides sufficient perception about a loss from an expected claim, a provision is established and recorded on the balance sheet.
The following table shows the Group’s revocable lending commitments, irrevocable lending commitments and lending related contingent liabilities without considering collateral or provisions. It shows the maximum potential utilization of the Group in case all these liabilities entered into must be fulfilled. The table therefore does not show the expected future cash flows from these liabilities as many of them will expire without being drawn and arising claims will be honored by the customers or can be recovered from proceeds of arranged collateral.
Irrevocable lending commitments and lending related contingent liabilities
in € m.	Dec 31, 2023	Dec 31, 2022
Irrevocable lending commitments	206,084	202,595
Revocable lending commitments	49,325	48,425
Contingent liabilities	65,131	67,214
Total	320,540	318,234

Other commitments and other contingent liabilities
The Group’s other irrevocable commitments and other contingent liabilities without considering collateral or provisions amounted to € 74.2 million as of December 31, 2023 and to € 73.0 million as of December 31, 2022. The number considers the maximum potential utilization of the Group in case all these liabilities entered into must be fulfilled. It therefore does not contain the expected future cash flows from these liabilities as many of them will expire without being drawn and arising claims will be honored by the customers or can be recovered from proceeds of arranged collateral.
Government assistance
In the course of its business, the Group regularly applies for and receives government support by means of Export Credit Agency (“ECA”) guarantees covering transfer and default risks for the financing of exports and investments into Emerging Markets and to a lesser extent, developed markets for Structured Trade & Export Finance and short- and medium-term Trade Finance business. Almost all export-oriented states have established such ECAs to support their domestic exporters. The ECAs act in the name and on behalf of the government of their respective country and are either constituted directly as governmental departments or organized as private companies vested with the official mandate of the government to act on its behalf. Terms and conditions of such ECA guarantees are broadly similar due to the fact that most of the ECAs act within the scope of the Organization for Economic Cooperation and Development (“OECD”) consensus rules. The OECD consensus rules, an intergovernmental agreement of the OECD member states, define benchmarks intended to ensure that a fair competition between different exporting nations will take place.
In some countries dedicated funding programs with governmental support are offered for ECA-covered financings. The Group makes use of such programs to assist its clients in the financing of exported goods and services. In certain financings, the Group also receives government guarantees from national and international governmental institutions as collateral to support financings in the interest of the respective governments. The majority of such ECA guarantees received by the Group were issued either by the Euler-Hermes S.A. acting on behalf of the Federal Republic of Germany, by the Atradius Credito y Caucion S.A. de Seguros y Reaseguros acting on behalf of the Kingdom of Spain or by the Korea Trade Insurance Corporation acting on behalf of the Republic of Korea.
Irrevocable payment commitments with regard to levies and deposit protection
Certain entities of the Group are required to make contributions to national resolution authorities or deposit protection schemes such as the European Single Resolution Fund (SRF) of the Single Resolution Board (SRB). Part of such contributions may be provided in the form of irrevocable payment commitments (IPCs) backed by cash and securities collateral.
IPCs related to the bank levy according to the Bank Recovery and Resolution Directive (BRRD), the SRF and the deposit protection provided by the German deposit protection fund amounted to € 1.4 billion as of December 31, 2023 (December 31, 2022: € 1.3 billion). Thereof € 1.0 billion of IPCs related to the SRF (December 31, 2022: € 0.9 billion).
During 2023, the Group provided additional IPCs of € 119 million to the SRF and € 54 million to the German deposit protection fund, respectively.
As of December 31, 2023, the total collateral consisted of € 1.4 billion of cash collateral and € 81 million of securities collateral (December 31, 2022: € 1.2 billion and € 78 million respectively). Thereof € 1.0 billion of cash collateral related to the SRF (December 31, 2022: € 0.9 billion).
The Group accounts for IPCs as contingent liabilities as it is not deemed probable that IPCs will be called. Also, the Group remains the economic owner of the collateral provided.
In October 2023, in a matter unrelated to the Group, the General Court of the EU handed down a judgement which supported the SRB in its view that in case an entity that no longer falls within the scope of the Single Resolution Mechanism, its IPCs are cancelled and collateral backing these commitments is only returned if the entity pays a cash contribution to the SRF at the same amount. The plaintiff filed an appeal against this judgement to the Court of Justice of the EU in January 2024. The Group is of the view that its accounting analysis for IPCs with regard to the SRF and deposit protection remains unaffected as of December 31, 2023, and continues to monitor the legal developments and their potential accounting impact.